Note Income taxes (Components of deferred tax assets and liabilities) (Detail) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets:
Tax credits available for carryforward	$ 13,651,000	$ 12,056,000
Net operating loss and other carryforward available	1,262,197,000	1,261,413,000
Postretirement and pension benefits	116,036,000	110,794,000
Allowance for loan losses	670,592,000	710,666,000
Accelerated depreciation	8,335,000	7,915,000
Difference in outside basis from pass-through entities	12,684,000	16,094,000
Other temporary differences	29,208,000	30,667,000
Total gross deferred tax assets	2,127,832,000	2,167,813,000
Deferred tax liabilities:
FDIC-assisted transaction	90,778,000	81,335,000
Indefinite-lived intangibles	63,573,000	53,797,000
Unrealized net gain on trading and available-for-sale securities	22,281,000	20,817,000
Other temporary differences	6,670,000	20,223,000
Total gross deferred tax liabilities	183,302,000	176,172,000
Valuation allowance	642,727,000	1,212,748,000
Net deferred tax asset	1,301,803,000	778,893,000
Deferred loans origination fees
Deferred tax assets:
Deferred income	6,420,000	7,720,000
Deferred gain
Deferred tax assets:
Deferred income	5,966,000	7,500,000
Intercompany deferred gains
Deferred tax assets:
Deferred income	$ 2,743,000	$ 2,988,000